Common Stock Narrative (Details) (USD $)	3 Months Ended													12 Months Ended					3 Months Ended		12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Class B [Member]	Dec. 31, 2008 Class B [Member]	Dec. 31, 2012 Special Cash Dividend [Member]	Mar. 31, 2010 Special Cash Dividend [Member]	Dec. 31, 2012 Treasury Stock [Member]	Dec. 31, 2011 Treasury Stock [Member]	Dec. 31, 2010 Treasury Stock [Member]
Class of Stock [Line Items]
Dividends paid														$ 256,750,000	$ 99,960,000	$ 228,651,000
Payments Of Special Dividends	156,900,000												129,800,000
Cash dividends per share	$ 1.75	[1]	$ 0.24	[1]	$ 0.24	[1]	$ 0.24	[1]	$ 0.24	$ 0.24	$ 0.24	$ 0.24		$ 2.47	$ 0.96	$ 2.22			$ 1.51	$ 1.26
Number of shares authorized under share repurchase program																		5,000,000
Repurchased shares, shares																					(321,687)	(1,540,795)	(659,675)
Amount paid for repurchase of common stock														$ 6,334,000	$ 28,057,000	$ 14,249,000
Remaining number of shares authorized to be repurchased																	1,900,000

[1]	For the quarter ended December 31, 2012, Federated paid $1.51 per share as a special cash dividend and a $0.24 per share regular dividend. All dividends are considered ordinary dividends for tax purposes. The special dividend negatively impacted fourth quarter 2012 diluted earnings per share by $0.04 per share.